Right-of-use assets	12 Months Ended
Dec. 31, 2021
Operating Lease Right Of Use Assets [Abstract]
Right-of-use assets	Right-of-use assets:

December 31, 2021	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,066.6	$(350.0)	$716.6
Other operating leases	15.8	(7.5)	8.3
Right-of-use assets	$1,082.4	$(357.5)	$724.9

December 31, 2020	Cost	Accumulated amortization	Net book value
Vessel operating leases	$1,060.9	$(228.0)	$832.9
Office operating leases	13.6	(5.3)	8.3
Right-of-use assets	$1,074.5	$(233.3)	$841.2

During the year ended December 31, 2021, the amortization in right-of-use assets were $125,800,000 (2020 – $120,140,000; 2019 – $111,810,000, respectively).